Earnings Per Share	12 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 17 — EARNINGS PER SHARE

Earnings per share consist of the following for the year ended March 31, 2024 and March 31, 2023:

	March 31, 2024	March 31, 2023
	($US)	($US)
(Loss)/Profit for the year available to common shareholders	$653,174	$(1,635,837)
Weighted average number of common shares	967,510	613,481
Par value	$0.01	$0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	$0.68	$(2.67)
Diluted earnings/(loss) per common share	$0.68	$(2.67)

Basic earnings per share (EPS) are computed by dividing net loss applicable to common stock by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss applicable to common stock by the weighted average number of common shares outstanding for the period and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of share warrants, convertible debt instruments or other common stock equivalents. Potentially dilutive securities are excluded from the computation if their effect is anti-dilutive.